Label	Element	Value
Institutional Z | Harding Loevner International Small Companies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Small Companies Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Small Companies Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of Institutional Class Z shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the period April 4, 2023 (commencement of class) through October 31, 2023, the Portfolio’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class Z shares of the
Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio invests primarily in small companies based outside the United States, including companies in emerging and frontier as well as in developed markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value.
Companies considered to be small are those having a market capitalization, at time of purchase, within the range of the market capitalization of companies in the Portfolio’s benchmark index, currently the MSCI All Country World ex US Small Cap Index (the “Index”). As of December 31, 2023, the range of market capitalization of companies in the Index was US $98.6 million to US $9.8 billion. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries.
Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.
The Portfolio will normally invest broadly in equity securities of small companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by small companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. If the Portfolio continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed the upper range of the market capitalization of the Index, it may continue to treat them as small for the purposes of the 80% requirement. The Portfolio also may invest in securities of small U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Institutional Class Z shares of the Portfolio have not yet been in operation for a calendar year. Accordingly, the performance information shown below is for Institutional Class shares of the Portfolio. Institutional Class shares and Institutional Class Z shares of the Portfolio would have substantially similar annual returns because both classes of shares invest in the same portfolio of securities, but returns will differ only to the extent that Institutional Class Z shares have lower expenses. The bar chart below shows how the Portfolio’s Institutional Class investment results have varied from year to year. The table that follows shows how the Portfolio’s Institutional Class average annual total returns compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Portfolio’s Institutional Class has performed in the past (before and after taxes) is not necessarily an indication of how the Portfolio’s Institutional Class Z will perform in the future.
Once available, updated Portfolio performance information will be available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Portfolio’s Institutional Class investment results have varied from year to year. The table that follows shows how the Portfolio’s Institutional Class average annual total returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Institutional Class Z shares of the Portfolio have not yet been in operation for a calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 435-8105
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hardingloevnerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio’s Institutional Class has performed in the past (before and after taxes) is not necessarily an indication of how the Portfolio’s Institutional Class Z will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	International Small Companies Portfolio – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 24.24% in the second quarter of 2020; the worst was -26.25% in the first quarter of 2020.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Institutional Class shares are not offered in the Prospectus. Ordinarily, Institutional Class Z shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns may likely differ to the extent that the classes do not have the same expenses. Institutional Class Z shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2023 and therefore Institutional Class Z shares do not have annualized return information to report. Return information for the Portfolio’s Institutional Class Z shares will be shown in future prospectuses offering the Portfolio’s Institutional Class Z shares after the Portfolio’s Institutional Class Z shares have a full calendar year of return information to report.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Institutional Z | Harding Loevner International Small Companies Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money.
Institutional Z | Harding Loevner International Small Companies Portfolio | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.

Institutional Z | Harding Loevner International Small Companies Portfolio | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.

Institutional Z | Harding Loevner International Small Companies Portfolio | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social, geopolitical or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.

Institutional Z | Harding Loevner International Small Companies Portfolio | Emerging and Frontier Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.

Institutional Z | Harding Loevner International Small Companies Portfolio | NAV Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.
Institutional Z | Harding Loevner International Small Companies Portfolio | Small Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small Company Risk. The securities of small companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.
Institutional Z | Harding Loevner International Small Companies Portfolio | Institutional Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	614
10 Years	rr_ExpenseExampleYear10	$ 1,374
Institutional Z | Harding Loevner International Small Companies Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
2014	rr_AnnualReturn2014	(4.38%)
2015	rr_AnnualReturn2015	4.29%
2016	rr_AnnualReturn2016	0.30%
2017	rr_AnnualReturn2017	34.66%
2018	rr_AnnualReturn2018	(17.36%)
2019	rr_AnnualReturn2019	29.80%
2020	rr_AnnualReturn2020	18.77%
2021	rr_AnnualReturn2021	13.12%
2022	rr_AnnualReturn2022	(24.32%)
2023	rr_AnnualReturn2023	11.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.25%)
1-Year	rr_AverageAnnualReturnYear01	11.98%
5-Year	rr_AverageAnnualReturnYear05	8.13%
10-Year	rr_AverageAnnualReturnYear10	5.10%
Institutional Z | Harding Loevner International Small Companies Portfolio | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.82%	[2]
5-Year	rr_AverageAnnualReturnYear05	7.88%	[2]
10-Year	rr_AverageAnnualReturnYear10	4.66%	[2]
Institutional Z | Harding Loevner International Small Companies Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.44%	[3]
5-Year	rr_AverageAnnualReturnYear05	6.54%	[3]
10-Year	rr_AverageAnnualReturnYear10	4.11%	[3]
Institutional Z | Harding Loevner International Small Companies Portfolio | MSCI All Country World ex US Small Cap (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.66%
5-Year	rr_AverageAnnualReturnYear05	7.89%
10-Year	rr_AverageAnnualReturnYear10	4.88%

[1]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for their other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.00% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Portfolio’s investment advisory agreement.
[2]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
[3]	Institutional Class shares are not offered in the Prospectus. Ordinarily, Institutional Class Z shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns may likely differ to the extent that the classes do not have the same expenses. Institutional Class Z shares of the Portfolio had not completed a full calendar year of operations as of December 31, 2023 and therefore Institutional Class Z shares do not have annualized return information to report. Return information for the Portfolio’s Institutional Class Z shares will be shown in future prospectuses offering the Portfolio’s Institutional Class Z shares after the Portfolio’s Institutional Class Z shares have a full calendar year of return information to report.